JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

Supplement dated March 31, 2011 to the

Prospectuses dated November 1, 2010, as supplemented

Effective April 1, 2011, the portfolio manager information for each Fund in the section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser
J.P. Morgan Private Investments Inc.
Richard Madigan	2009	Managing Director
Ken Louie	2009	Executive Director

In addition, the second paragraph in the section titled “The Portfolio Managers” in “The Funds’ Management and Administration” of each prospectus is hereby deleted in its entirety and replaced by the following:

The senior portfolio management team consists of Richard Madigan, Managing Director of JPMorgan Chase Bank, N.A. and Head of the Access Funds Investment Team at J.P. Morgan Private Investments Inc. and Ken Louie, Executive Director. The team is led by Mr. Madigan who, in addition to Mr. Louie, formulates the asset allocation strategy for each of the Funds, as well as determines which of the underlying investment strategies should be used as investments in the portfolio. In addition to being the Chief Investment Officer for the JPMorgan Global Access Portfolios since 2005, Mr. Madigan is also a senior member of the J.P. Morgan Private Bank Strategy Team responsible for the development of investment strategy, including tactical and strategic asset allocation for over $600 billion in high net worth client assets. Prior to joining JPMorgan in 2002, Mr. Madigan was Head of Emerging Markets Investments and Portfolio Manager at Offitbank, a New York-based wealth management boutique from 1998-2002, where he managed in excess of $1 billion in both on and off-shore portfolios, including the firm’s flagship emerging markets mutual fund. Mr. Louie is an investment strategist on the Global Markets Strategy Team at J.P. Morgan Private Bank and has served as a portfolio manager for the JPMorgan Global Access Portfolios since 2009. An employee since 1990, Mr. Louie previously managed over $6 billion in high net worth and private foundation assets at Global Wealth Management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ACCESS-311

JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

Supplement dated March 31, 2011

to the Statement of Additional Information dated November 1, 2010, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Access Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2010:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Access Balanced Fund
Richard Madigan, Jr.	1	604,820	8	3,241,297	0	0
Ken Louie	1	604,820	0	0	0	0
Access Growth Fund
Richard Madigan, Jr.	1	1,020,000	8	3,241,297	0	0
Ken Louie	1	1,020,000	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2010:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Access Balanced Fund
Richard Madigan, Jr.	0	0	11	3,783,483	0	0
Ken Louie	0	0	1	78,864	0	0
Access Growth Fund
Richard Madigan, Jr.	0	0	11	3,783,483	0	0
Ken Louie	0	0	1	78,684	0	0

SUP-SAI-ACCESS-311

Portfolio Managers’ Ownership of Securities

The following table shows information regarding the ownership of securities of each portfolio manager as of June 30, 2010:

Aggregate Dollar Range of Securities in Portfolio

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Access Balanced Fund
Richard Madigan, Jr.	X
Ken Louie	X
Access Growth Fund
Richard Madigan, Jr.					X
Ken Louie				X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE